Cash and Cash Equivalents (Cash and Cash Equivalents) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash	$ 18,220	$ 16,495
Bank balances [Member]
Cash and Cash Equivalents [Line Items]
Cash	18,130	16,405
Restricted cash [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 90	$ 90